Commitments and Contingencies	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

Lease Commitments

The total future minimum lease payments under short-term leases and long-term operating leases with respect to office space as of December 31, 2025, are payable as follows:

	Payment due to schedule
	Within one year	One to three years	Over three years	Total
	US$	US$	US$	US$
Short-term office rental fees	23,097	-	-	23,097

Ordinary Share Subscription Agreements

On October 20, 2025, the Company entered into a subscription agreement (the “Fulberto Subscription Agreement”) with Fulberto Limited, a British Virgin Islands company (“Fulberto”). Pursuant to the Fulberto Subscription Agreement, Fulberto agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Fulberto, ordinary shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $1,000,000, in accordance with Regulation S under the Securities Act of 1933, as amended (“Regulation S”). As of December 31, 2025, the Company had not received any investment proceeds and no shares were issued under this agreement. Under the terms of the agreement, the Company has no obligation to issue any underlying shares until the corresponding subscription price is fully received. Consequently, no asset or equity was recognized in the accompanying unaudited consolidated financial statements as of December 31, 2025, regarding this agreement.

On November 15, 2025, the Company entered into a subscription agreement (the “Fountain Subscription Agreement”) with FountainX Ltd., a British Virgin Islands company (“FountainX”). Pursuant to the Fountain Subscription Agreement, FountainX agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to FountainX, ordinary shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $1,240,000, in accordance with Regulation S. As of December 31, 2025, the Company had received US$690,159 under this agreement and on March 25, 2026, the Company issued 90,942 ordinary shares to FountainX associated with this funded portion. The remaining subscription amount of US$549,841 is expected to be received and the corresponding shares are expected to be issued within the next three months following the date of this report.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims or litigation as of December 31, 2025, and through the issuance date of the unaudited condensed consolidated financial statements.